22 Income tax (''IR'') and social contribution (''CSL'') (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary one [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Alemanha
Headquarters country	Germany
Official rate	31.18%	31.18%	31.18%
Subsidiary two [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem America e Braskem America Finance
Headquarters country	USA
Official rate	21.00%	21.00%	21.00%
Subsidiary three [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Argentina
Headquarters country	Argentina
Official rate	30.00%	30.00%	30.00%
Subsidiary four [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Chile
Headquarters country	Chile
Official rate	27.00%	27.00%	27.00%
Subsidiary five [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc
Headquarters country	Netherlands
Official rate	25.00%	25.00%	25.00%
Subsidiary six [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Idesa, Braskem Idesa Servicos, Braskem Mexico
Subsidiary seven [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Mexico Servicos and Braskem Mexico Proyectos
Headquarters country	Mexico
Official rate	30.00%	30.00%	30.00%
Subsidiary eight [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem India
Headquarters country	India
Official rate	30.00%